Other equity - Summary of Debenture Redemption Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure Of Detailed Information About Debentures Redemption Reserve Of Equity [Line Items]
Beginning balance	₨ 121,697		₨ 118,400	₨ 126,373
Ending balance	131,112	$ 1,535	121,697	118,400
Debentures Redemption Reserve
Disclosure Of Detailed Information About Debentures Redemption Reserve Of Equity [Line Items]
Beginning balance	1,195		1,200	1,256
Debenture redemption reserve transferred to retained earnings /(losses) during the year	759		(5)	(106)
Allocation to non controlling interest	(118)		0	50
Ending balance	₨ 1,836	$ 21	₨ 1,195	₨ 1,200